Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Balances and Transactions [Abstract]
Schedule of Related Party Transactions	During the year ended December 31, 2022, 2023 and 2024, interest expense included in finance expense, amounted to RMB 1,542,315, nil and nil respectively. The balance is unsecured and repayable on demand.
			December 31,	December 31,	December 31,	December 31,
Name of Related Parties	Relationship	Nature	2022	2023	2024	2024
			RMB	RMB	RMB	USD
Shanghai Junei Internet Co.	Under common control of Jie Zhao	Loan	42,421,345	35,991,345	22,604,882	3,144,633
Total:			42,421,345	35,991,345	22,604,882	3,144,633
Related party loan – current			42,421,345	-	-	-
Related party loan – non-current			-	35,991,345	22,604,882	3,144,633

Schedule of Maturities	The maturities schedule is as follows:
Twelve months ending December 31,	RMB	USD
2025	-	-
2026	22,604,882	3,144,633
Total	22,604,882	3,144,633

Schedule of Non-Interest Bearing and Due on Demand

Joyous JD is a non-controlling shareholder of MicroAlgo. The amount below represents advance to Venus Acquisition Corp prior to the merger. The amount was non-interest bearing and due on demand.

	December 31,	December 31,	December 31,	December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	USD
Other payables Related Party-Joyous JD	1,067,903	1,086,012	-	-